SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2024	2025
	in USD thousands
Government institutions	455	33
Advance payments	91	-
Other	932	377
	1,478	410

Schedule of Accounts Payable and Accruals
	December 31,
	2024	2025
	in USD thousands
1) Trade:
Accounts payable:
Overseas	4,250	2,814
In Israel	1,333	679
	5,583	3,493
2) Other:
Payroll and related expenses	1,993	523
Accrued expenses	707	372
Accrual for vacation and recreation pay	431	310
Other	-	538
	3,131	1,743

Schedule of Cost of Revenues
	Year ended December 31,
	2023	2024	2025
	in USD thousands
License fees and royalties payable to licensor	3,027	3,024	230
Direct costs related to license revenues	203	2,605	-
Amortization of intangible asset	450	3,323	-
Cost of product sales	12	311	-
	3,692	9,263	230

Schedule of Research and Development Expenses
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Research and development services	4,603	3,170	3,118
Payroll and related expenses	4,452	3,524	2,982
Lab, occupancy and telephone	969	1,102	855
Professional fees	935	273	390
Share-based compensation	760	451	104
Depreciation and amortization	583	431	495
Other	217	198	149
	12,519	9,149	8,093

Schedule of Sales and Marketing Expenses
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Payroll and related expenses	8,868	12,224	-
Medical Affairs	4,824	2,891	-
Marketing	4,091	2,041	-
Travel	986	1,506	-
Office-related expenses	1,923	1,477	-
Business Analytics	1,005	1,264	-
Market Access	1,606	701	-
Professional fees	745	627	-
Share-based compensation	751	98	-
Depreciation and amortization	314	330	-
Loss on abandonment of right-of-use asset	-	246	-
Other	157	200	-
	25,270	23,605	-

Schedule of General and Administrative Expenses
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Payroll and related expenses	2,117	2,000	1,407
Professional fees	2,028	1,991	1,290
Insurance	939	808	603
Share-based compensation	780	585	292
Depreciation	37	10	28
Provision for doubtful accounts receivable	-	800	(800)
Other	409	127	324
	6,310	6,321	3,144

Schedule of Non-Operating Income (Expenses), Net
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Changes in fair value of warrants	(11,054)	18,965	8,599
Issuance costs	-	(669)	(702)
Other	235	139	180
	(10,819)	18,435	8,077

Schedule of Financial Income
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Interest income	2,007	1,820	1,124
Exchange differences, net	61	51	340
	2,068	1,871	1,464

Schedule of Financial Expenses
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Interest expense	2,144	9,074	1,251
Bank commissions	25	45	29
	2,169	9,119	1,280